Fair Value of Financial Instruments	3 Months Ended	12 Months Ended
	Oct. 31, 2014	Jul. 31, 2014
Fair Value of Financial Instruments [Abstract]
Fair Value Of Financial Instruments

10.Fair Value of Financial Instruments

Fair value is defined as an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, the authoritative guidance establishes a three-tier value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

•	Level 1 – Quoted prices in active markets for identical assets or liabilities.
•

Level 2 –  Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

•	Level 3 – Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

In connection with the Bridge Loan, we issued warrants and convertible notes that are accounted for as derivative liabilities.

We used Level 3 inputs for the valuation methodology of the derivative liabilities. The estimated fair values were computed using a Monte Carlo option pricing model based on various assumptions. Our derivative liabilities are adjusted to reflect estimated fair value at each period end, with any decrease or increase in the estimated fair value being recorded in other income or expense accordingly, as adjustments to the fair value of the derivative liabilities.

The following table provides a reconciliation of the beginning and ending balances of the derivative liabilities for the three months ended October 31, 2014:

		Conversion
	Warrant	Feature
	Liability	Liability	Total

Balance at July 31, 2013	$51,000	$-	$51,000
Issuances	-	-	-
Settlement of warrant liability	(97,000)	-	(97,000)
Adjustments to estimated fair value	55,000	-	55,000
Balance at July 31, 2014	$9,000	$-	$9,000
Issuances	-	-	-
Settlement of warrant liability	-	-	-
Adjustments to estimated fair value	1,000	-	1,000
Balance at October 31, 2014	$10,000	$-	$10,000

6.  Fair Value of Financial Instruments

Fair value is defined as an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, the authoritative guidance establishes a three-tier value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

•	Level 1 – Quoted prices in active markets for identical assets or liabilities.
•

Level 2 –  Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

•	Level 3 – Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

In connection with the Bridge Loan, we issued warrants and convertible notes that have been accounted for as derivative liabilities.

We used Level 3 inputs for the valuation methodology of the derivative liabilities. The estimated fair values were computed using a Monte Carlo option pricing model based on various assumptions. Our derivative liabilities are adjusted to reflect estimated fair value at each period end, with any decrease or increase in the estimated fair value being recorded in other income or expense accordingly, as adjustments to the fair value of the derivative liabilities.

The following table provides a reconciliation of the beginning and ending balances of the derivative liabilities for the years ended July 31, 2014 and 2013:

Fair Value of Significant Unobservable Inputs (Level 3)

		Conversion
	Warrant	Feature
	Liability	Liability	Total

Balance at July 31, 2012	$286,000	$33,000	$319,000
Issuances	-	-	-
Settlement of conversion feature liability	-	(33,000)	(33,000)
Adjustments to estimated fair value	(235,000)	-	(235,000)
Balance at July 31, 2013	$51,000	$-	$51,000
Issuances	-	-	-
Settlement of warrant liability	(97,000)	-	(97,000)
Adjustments to estimated fair value	55,000	-	55,000
Balance at July 31, 2014	$9,000	$-	$9,000